Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2024	2023
	US$	US$

Malaysia	1,126,832	2,042,746
Indonesia	(723,350)	(786,490)
Hong Kong	(38,651,082)	(15,141,598)
Others	(859)	(8,963)
	(38,248,459)	(13,894,305)

Schedule of Income Tax Expenses	Income tax expense consists of:
	Years ended December 31,
	2024	2023
	US$	US$

Income tax expense	534,661	797,147
Deferred income tax benefit	43,642	(273,666)
	578,303	523,481

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Income before income tax	(28,748,459)	(13,894,305)
Tax calculated at Hong Kong profits tax rate	(4,743,494)	(2,292,560)
Effect of different tax rates applicable to different jurisdictions	6,683,940	1,637,665
Income not subject to tax	(8,328,873)	(48,307)
Non-deductible expenses	5,705,763	132,796
Change in valuation allowance	1,041,756	846,827
Underprovision of current tax in the previous financial year	31,902	125,217
Tax effect on deductible temporary differences	7,946	7,918
Others	179,363	113,925
Income tax	578,303	523,481

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are attributable to the following:

	December 31,
	2024	2023
	US$	US$
Deferred tax assets
Tax losses carried forward	8,193,135	8,266,115
Equipment	(82,885)	(65,050)
Accrued expenses	419,001	296,576
Others	82,657	54,560
	8,611,908	8,552,201
Valuation allowance	(8,269,086)	(7,887,313)
Total deferred tax assets	342,822	664,888

Deferred tax liabilities
Fixed assets		-
Intangible assets	(876,875)	(1,184,987)
Others	(37)	(61,773)
Total deferred tax liabilities	(876,912)	(1,246,760)

Net deferred tax liabilities	(534,090)	(581,872)